Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue [Line Items]
Total revenue	$ 22,239	$ 18,460	$ 11,785
Services [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue [Line Items]
Total revenue	21,937	18,064	11,443
Licenses [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue [Line Items]
Total revenue	250	250	250
Royalties [Member]
Revenue and Cost of Goods & Services Sold (Details) - Schedule of revenue [Line Items]
Total revenue	$ 52	$ 146	$ 92